UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

State street NAVIGATOR SECURITIES LENDING TRUST
(Exact name of registrant as specified in charter)

One IRON Street Boston, MA 02210
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

March 31, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY DEBT — 44.3%
P-1, AA+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	2.337%	04/18/2019	07/18/2019	$27,500,000	$27,499,158
P-1, AA+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14% (a)	2.350%	04/02/2019	07/02/2019	40,000,000	39,999,494
P-1, AA+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	2.356%	04/07/2019	06/07/2019	50,200,000	50,196,306
P-1, AA+	Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	2.545%	03/30/2019	05/08/2019	21,000,000	21,001,873
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09% (a)	2.396%	04/25/2019	07/25/2019	40,800,000	40,800,000
P-1, AA+	Federal Farm Credit Bank, 3 Month USD MMY + 0.05% (a)	2.475%	03/30/2019	11/04/2019	5,425,000	5,425,641
P-1, AA+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.01% (a)	2.476%	04/25/2019	03/25/2020	77,375,000	77,367,112
P-1, AA+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10% (a)	2.382%	04/16/2019	04/16/2019	51,000,000	50,999,929
P-1, AA+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.07% (a)	2.423%	04/10/2019	06/10/2019	50,000,000	50,000,000
P-1, AA+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05% (a)	2.436%	04/25/2019	02/25/2020	25,000,000	24,998,024
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.365%	04/02/2019	08/02/2019	250,000,000	250,000,000
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	2.379%	04/01/2019	04/01/2019	90,000,000	90,000,000
P-1, A-1+	Federal Home Loan Bank (b)	2.400%	04/05/2019	04/05/2019	51,500,000	51,486,266
P-1, A-1+	Federal Home Loan Bank (b)	2.402%	05/03/2019	05/03/2019	145,000,000	144,690,409
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.07% (a)	2.417%	04/19/2019	09/19/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank (b)	2.420%	05/15/2019	05/15/2019	88,000,000	87,739,716
P-1, A-1+	Federal Home Loan Bank (b)	2.423%	04/12/2019	04/12/2019	21,675,000	21,658,952
P-1, A-1+	Federal Home Loan Bank (b)	2.430%	07/22/2019	07/22/2019	34,000,000	33,742,960
P-1, A-1+	Federal Home Loan Bank (b)	2.430%	07/24/2019	07/24/2019	61,900,000	61,423,680
P-1, A-1+	Federal Home Loan Bank (b)	2.430%	07/26/2019	07/26/2019	60,500,000	60,026,285
P-1, A-1+	Federal Home Loan Bank (b)	2.435%	06/21/2019	06/21/2019	51,700,000	51,416,749
P-1, A-1+	Federal Home Loan Bank (b)	2.445%	05/17/2019	05/17/2019	51,700,000	51,538,481
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.04% (a)	2.449%	04/01/2019	08/30/2019	50,000,000	50,000,000
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.04% (a)	2.454%	04/01/2019	11/29/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (a)	2.470%	03/30/2019	05/15/2019	100,000,000	100,000,000
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	2.394%	04/26/2019	05/24/2019	62,000,000	62,000,000
P-1, AA+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (a)	2.445%	06/20/2019	09/20/2019	125,000,000	125,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.04% (a)	2.451%	03/31/2019	11/25/2019	30,800,000	30,800,000
P-1, AA+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	2.463%	04/10/2019	04/10/2019	153,300,000	153,300,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (a)	2.465%	03/30/2019	02/21/2020	$43,800,000	$43,800,000
P-1, AA+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07% (a)	2.495%	03/30/2019	03/27/2020	93,000,000	93,000,000
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.357%	04/16/2019	07/16/2019	69,000,000	69,000,000
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	2.384%	04/26/2019	04/26/2019	63,000,000	63,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.09% (a)	2.401%	04/24/2019	06/24/2019	48,200,000	48,200,000
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.06% (a)	2.430%	04/04/2019	12/04/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.02% (a)	2.476%	03/31/2019	01/06/2020	62,700,000	62,700,000
P-1, AA+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (a)	2.450%	03/30/2019	08/27/2019	57,900,000	57,900,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.04% (a)	2.459%	04/26/2019	08/26/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (a)	2.460%	03/30/2019	12/06/2019	59,100,000	59,100,000
P-1, AA+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.09% (a)	2.393%	04/05/2019	04/05/2019	100,000,000	100,000,000
P-1, AA+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05% (a)	2.480%	03/30/2019	01/17/2020	9,500,000	9,500,000
P-1, AA+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10% (a)	2.387%	04/19/2019	06/19/2019	92,700,000	92,700,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.22% (a)	2.392%	06/07/2019	06/07/2019	139,000,000	138,987,061
P-1, A-1+	Federal Home Loan Mortgage Corp. (b)	2.410%	05/20/2019	05/20/2019	87,000,000	86,714,616
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate - 0.01% (a)	2.420%	03/30/2019	04/17/2019	160,000,000	160,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate - 0.01% (a)	2.420%	03/30/2019	05/22/2019	170,000,000	170,000,000
P-1, AA+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.33% (a)	2.467%	04/09/2019	04/09/2019	152,900,000	152,900,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03% (a)	2.460%	03/30/2019	06/19/2019	69,000,000	69,000,000
P-1, AA+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate - 0.01% (a)	2.420%	03/30/2019	05/20/2019	150,000,000	150,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.04% (a)	2.470%	03/30/2019	04/30/2019	$59,400,000	$59,400,000
TOTAL GOVERNMENT AGENCY DEBT						3,899,012,712
	TREASURY DEBT — 27.3%
P-1, A-1+	U.S. Treasury Bill (b)	2.400%	04/16/2019	04/16/2019	210,000,000	209,789,083
P-1, A-1+	U.S. Treasury Bill (b)	2.400%	04/23/2019	04/23/2019	100,000,000	99,853,333
P-1, A-1+	U.S. Treasury Bill (b)	2.400%	05/14/2019	05/14/2019	125,000,000	124,641,667
P-1, A-1+	U.S. Treasury Bill (b)	2.405%	05/30/2019	05/30/2019	100,000,000	99,605,847
P-1, A-1+	U.S. Treasury Bill (b)	2.410%	04/02/2019	04/02/2019	88,500,000	88,494,075
P-1, A-1+	U.S. Treasury Bill (b)	2.410%	04/30/2019	04/30/2019	88,500,000	88,328,187
P-1, A-1+	U.S. Treasury Bill (b)	2.413%	06/06/2019	06/06/2019	100,000,000	99,557,964
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY (a)	2.425%	03/30/2019	01/31/2020	254,000,000	253,961,374
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03% (a)	2.458%	03/30/2019	04/30/2020	412,420,000	412,439,796
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.04% (a)	2.468%	03/30/2019	07/31/2020	44,213,000	44,189,737
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05% (a)	2.470%	03/30/2019	10/31/2020	20,750,000	20,731,282
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05% (a)	2.473%	03/30/2019	10/31/2019	160,900,000	160,931,964
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (a)	2.485%	03/30/2019	07/31/2019	431,850,000	431,929,912
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	2.495%	03/30/2019	04/30/2019	268,000,000	268,010,459
TOTAL TREASURY DEBT						2,402,464,680
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 21.3%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 0.000% – 5.000% due 02/01/2026 – 04/01/2049, valued at $224,400,001); expected proceeds $220,047,667	2.600%	04/01/2019	04/01/2019	220,000,000	220,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 3.000% – 3.500% due 03/01/2042 – 06/01/2045, valued at $255,000,000); expected proceeds $250,054,167	2.600%	04/01/2019	04/01/2019	250,000,000	250,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 03/06/2019 (collateralized by U.S. Government Obligations, 3.000% due 03/01/2030 – 01/01/2048, a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 2.750% due 08/31/2023, valued at $30,600,100); expected proceeds $30,061,750	2.470%	04/05/2019	04/05/2019	$30,000,000	$30,000,000
P-1, A-1	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by U.S. Government Obligations, 3.000% – 5.000% due 10/01/2047 – 11/01/2048, and a U.S. Treasury Note, 2.000% due 06/30/2024, valued at $25,500,048); expected proceeds $25,005,250	2.520%	04/01/2019	04/01/2019	25,000,000	25,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 2.500% – 8.000% due 04/25/2019 – 01/01/2049, valued at $22,440,087); expected proceeds $22,004,712	2.570%	04/01/2019	04/01/2019	22,000,000	22,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 4.000% – 6.500% due 04/15/2029 – 01/01/2057, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, U.S. Treasury Notes, 0.875% – 2.875% due 04/15/2019 – 05/31/2025, and U.S. Treasury Strips, 0.000% due 08/15/2026 – 08/15/2028, valued at $102,000,000); expected proceeds $100,048,417	2.490%	04/05/2019	04/05/2019	100,000,000	100,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/27/2019 (collateralized by various U.S. Government Obligations, 3.000% – 5.000% due 04/15/2038 – 02/01/2047, a U.S. Treasury Bond, 2.750% due 11/15/2047, and a U.S. Treasury Note, 1.750% due 05/15/2022, valued at $204,000,007); expected proceeds $200,122,500	2.450%	04/05/2019	04/05/2019	$200,000,000	$200,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2019 (collateralized by various U.S. Government Obligations, 2.500% – 5.000% due 06/15/2030 – 11/20/2048, valued at $25,500,000); expected proceeds $25,012,736	2.620%	04/01/2019	04/01/2019	25,000,000	25,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2019 (collateralized by various U.S. Government Obligations, 2.500% – 7.500% due 04/15/2020 – 03/20/2049, valued at $204,000,000); expected proceeds $200,105,000	2.700%	04/04/2019	04/04/2019	200,000,000	200,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 3.000% – 4.500% due 07/20/2042 – 03/20/2049, valued at $52,020,000); expected proceeds $51,010,668	2.510%	04/01/2019	04/01/2019	51,000,000	51,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 2.500% – 6.500% due 06/01/2022 – 05/01/2058, valued at $408,000,000); expected proceeds $400,085,000	2.550%	04/01/2019	04/01/2019	400,000,000	400,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2019 (collateralized by various U.S. Government Obligations, 2.000% – 6.063% due 10/01/2020 – 04/01/2049, valued at $207,060,000); expected proceeds $203,108,549	2.750%	04/04/2019	04/04/2019	203,000,000	203,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

March 31, 2019 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by various U.S. Government Obligations, 3.138% – 5.000% due 12/01/2020 – 03/01/2049, valued at $153,033,533); expected proceeds $150,032,875	2.630%	04/01/2019	04/01/2019	$150,000,000	$150,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,876,000,000
	TREASURY REPURCHASE AGREEMENTS — 5.5%
P-1, A-1	Agreement with MUFG Securities, dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 2.250% - 3.500% due 02/15/2039 – 11/15/2048, valued at $306,088,757); expected proceeds $300,062,500	2.500%	04/01/2019	04/01/2019	300,000,000	300,000,000
P-1, A-1	Agreement with MUFG Securities, dated 03/29/2019 (collateralized by U.S. Treasury Bonds, 2.500% - 3.125% due 05/15/2046 – 05/15/2048, valued at $127,499,565); expected proceeds $125,066,354	2.730%	04/05/2019	04/05/2019	125,000,000	125,000,000
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2020, and U.S. Treasury Notes, 2.000% – 2.625% due 06/15/2021 – 04/30/2024, valued at $58,140,089); expected proceeds $57,011,638	2.450%	04/01/2019	04/01/2019	57,000,000	57,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						482,000,000
TOTAL INVESTMENTS — 98.4%(c)(d)						8,659,477,392
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%						142,770,943
NET ASSETS — 100.0%						$8,802,248,335

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate represents annualized yield at date of purchase.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(d)	Also represents the cost for federal tax purposes.
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedure developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date: May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date: May 23, 2019

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer) of State Street Navigator Securities Lending Trust

Date: May 23, 2019